Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2019, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2019			As at December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 9)	2,816	—	—	4,155	—	—
Long-term debt (Note 12)	—	261,851	—	—	479,535	—
Fuel derivative contracts (Note 17)	—	(1,292)	—	—	(1,837)	—
Interest rate swaps (Note 17)	—	(1,504)	—	—	740	—

Disclosure of fair value measurement of liabilities
As at December 31, 2019, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2019			As at December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 9)	2,816	—	—	4,155	—	—
Long-term debt (Note 12)	—	261,851	—	—	479,535	—
Fuel derivative contracts (Note 17)	—	(1,292)	—	—	(1,837)	—
Interest rate swaps (Note 17)	—	(1,504)	—	—	740	—

Disclosure of liquidity risk
As at December 31, 2019, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 12 for debt repayments and Note 24 for capital expenditure commitments.

	2020	2021	2022	2023	2024	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	83,370	—	—	—	—	83,370
Derivative liabilities	1,909	888	—	—	—	2,797
Revolving credit facility:
Principal	—	—	—	200,000	—	200,000
Interest & commitment fees (estimated)	9,979	9,979	9,979	3,843	—	33,780
Fekola equipment loan facility:
Principal	16,038	16,038	9,695	2,082	113	43,966
Interest (estimated)	1,967	1,132	379	55	2	3,535
Masbate equipment loan facility:
Principal	3,558	3,558	3,120	788	106	11,130
Interest (estimated)	623	403	170	27	2	1,225
Otjikoto equipment loan facility:
Principal	3,453	1,958	622	—	—	6,033
Interest (estimated)	261	261	11	—	—	533
Lease liabilities
Principal	2,981	2,732	2,191	1,520	908	10,332
Interest (estimated)	44	28	12	—	—	84
	124,183	36,977	26,179	208,315	1,131	396,785

Capital expenditure commitments	81,865	—	—	—	—	81,865
Employee future benefits	179	179	179	179	179	895
Other liabilities	355	355	27	—	—	737
	206,582	37,511	26,385	208,494	1,310	480,282